Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Operating expenses:
Research and development	$ (6,337,698)	$ (1,609,558)	[1]	$ (348,347)	[1]
Operating Expenses	(6,849,502)	(4,608,008)	[1]	(3,017,859)	[1]
Total operating expenses	(13,187,200)	(6,217,566)	[1]	(3,366,206)	[1]
Other income/(expense):
Finance income			[1]		[1]
Finance expense	(96,687)		[1]	(1,123)	[1]
Impairment of loan			[1]	(11,172)	[1]
Loss from operations before income taxes	(13,283,887)	(6,217,566)	[1]	(3,378,501)	[1]
Income tax provision	12,202	786,521	[1]	24,994	[1]
Loss for the year	(13,271,685)	(5,431,045)	[1]	(3,353,507)	[1]
Other Comprehensive loss:
Exchange differences on translating foreign operations	(441,015)	(837,152)	[1]	346,365	[1]
Comprehensive loss	$ (13,712,700)	$ (6,268,197)	[1]	$ (3,007,142)	[1]
Basic loss per share attributable to common shareholders	$ (0.61)	$ (0.36)	[1]	$ (0.32)	[1]
Diluted loss per share attributable to common shareholders	$ (0.61)	$ (0.36)		$ (0.32)

[1]	Refer to Note 2A and 18A